Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash at bank and in hand	¥ 14,937	¥ 17,763
Time deposits with original maturity within three months	1,729	1,647
Cash and cash equivalents	¥ 16,666	¥ 19,410	¥ 24,617	¥ 31,869